Defined Benefit Plans - Summary of Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period (Detail)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	3.00%	4.00%
Debt instruments	26.00%	19.00%
Aegon United Kingdom [member] | Actuarial assumption of expected rates of pension increases [member] | Defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	29.50%
Debt instruments	70.50%